JUNE 26, 2012

Supplement

SUPPLEMENT DATED JUNE 26, 2012 TO THE PROSPECTUSES OF
ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
ACTIVE ASSETS MONEY TRUST
Dated October 31, 2011

Effective June 25, 2012, Morgan Stanley Investment Management Inc. entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited with respect to Active Assets Government Securities Trust and Active Assets Money Trust (the "Funds"). As a result, the following changes to the Prospectus are required:

The second sentence of the first paragraph of the section of the Prospectus entitled "Fund Summaries—Active Assets Money Trust—Principal Investment Strategies" is hereby deleted and replaced with the following:

In selecting investments, the Adviser and/or Sub-Adviser seek to maintain the Fund's share price at $1.00.

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The second sentence of the first paragraph of the section of the Prospectus entitled "Fund Summaries—Active Assets Government Securities Trust—Principal Investment Strategies" is hereby deleted and replaced with the following:

In selecting investments, the Adviser and/or Sub-Adviser seek to maintain the Fund's share price at $1.00.

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The heading of the section of the Prospectus entitled "Fund Summaries—Active Assets Money Trust—Adviser" is hereby replaced with "Fund Summaries—Active Assets Money Trust—Adviser and Sub-Adviser."

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The heading of the section of the Prospectus entitled "Fund Summaries—Active Assets Government Securities Trust—Adviser" is hereby replaced with "Fund Summaries—Active Assets Government Securities Trust—Adviser and Sub-Adviser."

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The first paragraph of the section of the Prospectus entitled "Fund Summaries—Active Assets Money Trust—Adviser" is hereby deleted and replaced with the following:

Adviser. Morgan Stanley Investment Management Inc.

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The first paragraph of the section of the Prospectus entitled "Fund Summaries—Active Assets Government Securities Trust—Adviser" is hereby deleted and replaced with the following:

Adviser. Morgan Stanley Investment Management Inc.

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The following is hereby added as the second paragraph of the section of the Prospectus entitled "Fund Summaries—Active Assets Money Trust—Adviser":

Sub-Adviser. Morgan Stanley Investment Management Limited.

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The following is hereby added as the second paragraph of the section of the Prospectus entitled "Fund Summaries—Active Assets Government Securities Trust—Adviser":

Sub-Adviser. Morgan Stanley Investment Management Limited.

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The second sentence of the first paragraph of the section of the Prospectus entitled "Details of the Funds—Additional Information about the Funds' Investment Objectives, Strategies and Risks—Active Assets Money Trust—Principal Investment Strategies" is hereby deleted and replaced with the following:

In selecting investments, the Adviser and/or Sub-Adviser seek to maintain the Fund's share price at $1.00.

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The second sentence of the first paragraph of the section of the Prospectus entitled "Details of the Funds—Additional Information about the Funds' Investment Objectives, Strategies and Risks—Active Assets Government Securities Trust—Principal Investment Strategies" is hereby deleted and replaced with the following:

In selecting investments, the Adviser and/or Sub-Adviser seek to maintain the Fund's share price at $1.00.

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The first sentence of the penultimate paragraph of the section of the Prospectus entitled "Details of the Funds—Additional Information about the Funds' Investment Objectives, Strategies and Risks—Active Assets Money Trust—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Adviser and/or Sub-Adviser actively manage the Fund's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks.

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The first sentence of the penultimate paragraph of the section of the Prospectus entitled "Details of the Funds—Additional Information about the Funds' Investment Objectives, Strategies and Risks—Active Assets Government Securities Trust—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Adviser and/or Sub-Adviser actively manage the Fund's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks.

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The last paragraph of the section of the Prospectus entitled "Details of the Funds—Additional Information about the Funds' Investment Objectives, Strategies and Risks—Active Assets Money Trust—Principal Investment Strategies" is hereby deleted and replaced with the following:

In pursuing the Fund's investment objective, the Adviser and/or Sub-Adviser has considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis and which trading strategies they use. For example, the Adviser and/or Sub-Adviser in their discretion may determine to use some permitted trading strategies while not using others.

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The last paragraph of the section of the Prospectus entitled "Details of the Funds—Additional Information about the Funds' Investment Objectives, Strategies and Risks—Active Assets Government Securities Trust—Principal Investment Strategies" is hereby deleted and replaced with the following:

In pursuing the Fund's investment objective, the Adviser and/or Sub-Adviser has considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis and which trading strategies they use. For example, the Adviser and/or Sub-Adviser in their discretion may determine to use some permitted trading strategies while not using others.

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The second sentence of the penultimate paragraph of the section of the Prospectus entitled "Details of the Funds—Additional Information about the Funds' Investment Objectives, Strategies and Risks—Active Assets Money Trust—Principal Risks" is hereby deleted and replaced with the following:

Although the Fund will invest in these securities only if the Adviser and/or Sub-Adviser determine that they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks.

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The following is hereby added as the second paragraph of the section of the Prospectus entitled "Details of the Funds—Fund Management":

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser—Morgan Stanley Investment Management Limited ("MSIM Limited") with respect to Active Assets Money Trust and Active Assets Government Securities Trust. The Sub-Adviser is a wholly owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Funds with investment advisory services subject to the overall supervision of the Adviser and the Funds' Officers and Trustees. The Adviser pays compensation, if any, to the Sub-Adviser on a monthly basis. The compensation paid is a portion of the net advisory fees the Adviser receives from the applicable Funds. MSIM Limited's address is 25 Cabot Square, Canary Wharf, London, E14 4QA, England.

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The last paragraph of the section of the Prospectus entitled "Details of the Funds—Fund Management" is hereby deleted and replaced with the following:

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement is available in each Fund's annual report to shareholders for the period ended June 30, 2011. A discussion regarding the basis for the Board of Trustees' approval of the sub-advisory agreement with MSIM Limited will be available in each Fund's annual report to shareholders for the period ended June 30, 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

AAMSPT 6/12

June 26, 2012

Supplement

SUPPLEMENT DATED JUNE 26, 2012 TO THE STATEMENT OF ADDITIONAL INFORMATION OF:
ACTIVE ASSETS MONEY TRUST
ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
Dated October 31, 2011

Effective June 25, 2012, Morgan Stanley Investment Management Inc. entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited with respect to Active Assets Money Trust and Active Assets Government Securities Trust (the "Funds"). As a result, the following changes to the Statement of Additional Information ("SAI") are required:

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The following is hereby added as the twelfth paragraph of the section of the Funds' SAI entitled "Glossary of Selected Defined Terms":

"Sub-Adviser"—Morgan Stanley Investment Management Limited, a wholly-owned subsidiary of Morgan Stanley.

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The heading of the section of the Funds' SAI entitled "V. Advisory and Other Services—A. Investment Adviser and Administrator" is hereby replaced with "V. Investment Advisory and Other Services—A. Adviser, Sub-Adviser and Administrator."

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The following is hereby added as the second paragraph of the section of the Funds' SAI entitled "V. Advisory and Other Services—A. Investment Adviser and Administrator":

The Sub-Adviser for each of Active Assets Money Trust and Active Assets Government Securities Trust is Morgan Stanley Investment Management Limited, a wholly-owned subsidiary of Morgan Stanley, whose address is 25 Cabot Square, Canary Wharf, London, E14 4QA, England.

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The following is hereby added as the sixth paragraph of the section of the Funds' SAI entitled "V. Advisory and Other Services—A. Investment Adviser and Administrator":

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser with respect to Active Assets Money Trust and Active Assets Government Securities Trust. The Sub-Adviser provides these Funds with investment advisory services subject to the overall supervision of the Adviser and the Funds' Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the applicable Funds.

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The heading of the section of the Funds' SAI entitled "V. Advisory and Other Services—C. Services Provided by the Adviser and Administrator" is hereby replaced with "V. Investment Advisory and Other Services—C. Services Provided by the Adviser, Sub-Adviser and Administrator."

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The following is hereby added as the third paragraph of the section of the Funds' SAI entitled "V. Advisory and Other Services—C. Services Provided by the Adviser and Administrator":

Pursuant to the sub-advisory agreement, the Sub-Adviser has been retained, subject to the overall supervision of the Adviser, to continuously furnish investment advice concerning individual security selections, asset allocations and overall economic trends and to assist with the management of Active Assets Money Trust's and Active Asset Government Securities Trust's portfolios.

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References in the Funds' SAI to the "Adviser" are hereby changed to the "Adviser and/or Sub-Adviser," as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.